Please reply to JEFFREY LI

jli@gsblaw.com

TEL EXT 1735

May 13, 2019

Confidential

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Oriental Culture Holding LTD
Confidential Submission of the Draft Registration Statement on Form F-1

Dear Sir/Madam,

On behalf of our client, Oriental Culture Holding LTD, a foreign private issuer organized under the laws of the Cayman Islands (the “Company”), we are hereby submitting a draft registration statement on Form F-1 (the “Draft Registration Statement”) relating to a proposed initial public offering in the United States of the Company’s ordinary shares, par value $0.0001 per share via EDGAR to the Securities and Exchange Commission (the “Commission”) for confidential review pursuant to the Jumpstart Our Business Startups Act (the “JOBS Act”). The Company confirms that it is an “emerging growth company” as defined in the JOBS Act and its securities have not been previously sold pursuant to an effective registration statement under the Securities Act of 1933, as amended. The Company has included in this submission its audited consolidated financial statements as of December 31, 2018 as the Company commenced its operation in 2018.

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May 13, 2019 Page 2

 If you have any questions regarding the Draft Registration Statement, please contact me by phone at 202-298-1735 or via e-mail at jli@gsblaw.com or Xuecheng Wang, the audit manager at Wei, Wei & Co., LLP, by telephone at (718) 445-6308, ext. 119 or via email at xuewang@weiweico.com. Wei, Wei & Co., LLP is the independent registered public accounting firm of the Company.

Very truly yours,

/s/Jeffrey Li
Jeffrey Li

cc:	Yi Shao, Chief Executive Officer of the Company
Lijia Ni, Chief Financial Officer of the Company